Reconciliation Unrecognized Tax Benefits, Including Interest and Penalties (Detail) - USD ($) $ in Thousands	1 Months Ended	11 Months Ended	12 Months Ended
	Aug. 14, 2013	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2013
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
At the beginning of the period		$ 348	$ 1,601
Acquisitions		1,253	2,636
Accrued Interest and Penalty			65
Decreases for tax positions related to prior periods			(255)
Decreases due to lapsed statutes of limitations			(1,253)
At the end of the period	$ 348	1,601	$ 2,794
Predecessor
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
At the beginning of the period	348	$ 348		$ 348
Acquisitions	0			0
Accrued Interest and Penalty	0			0
Decreases for tax positions related to prior periods	0			0
Decreases due to lapsed statutes of limitations	0			0
At the end of the period	$ 348			$ 348